INCOME TAXES - Components of income tax expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Taxes [Abstract]
Current income taxes	$ 97	$ 163	$ 152	$ 250
Deferred income taxes	(29)	18	(8)	10
Income tax expense	$ 68	$ 181	$ 144	$ 260
Effective tax rate	28.00%	70.70%	32.90%	30.10%